Performance Management - VanEck Emerging Markets Bond ETF	Aug. 20, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
It is currently contemplated that the Predecessor Fund will be reorganized into the Fund ("Reorganization"), effective on or about October 6, 2025. The Predecessor Fund's investment objective is identical to the Fund's and the Predecessor Fund is managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund is designated as the accounting survivor in the Reorganization. As a result, the Fund will assume the historical performance of the Class I shares of Emerging Markets Bond Fund, a class of shares of the Predecessor Fund.
The following chart and table provide some indication of the risks of investing in Class I shares of the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Predecessor Fund’s Class I shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown. Updated performance information for the Fund will be available on the VanEck website at vaneck.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table provide some indication of the risks of investing in Class I shares of the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns in the bar chart are for the Predecessor Fund’s Class I shares and do not reflect sales loads.
Performance Table Heading	Average Annual Total Returns as of 12/31/2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	vaneck.com